LYRICAL U.S. VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS
February 28, 2023 (Unaudited)

COMMON STOCKS - 99.5%	Shares	Value
Communications - 7.7%
Cable & Satellite - 3.1%
Liberty Global plc - Series C (a)	1,035,709	$ 22,008,816

Internet Media & Services - 4.6%
Uber Technologies, Inc. (a)	980,594	32,614,557

Consumer Discretionary - 12.7%
Apparel & Textile Products - 0.6%
Hanesbrands, Inc.	782,167	4,442,708

Automotive - 3.6%
Adient plc (a)	182,448	7,794,179
Lear Corporation	126,591	17,678,433
		25,472,612
E-Commerce Discretionary - 3.9%
eBay, Inc.	594,810	27,301,779

Home & Office Products - 2.6%
Whirlpool Corporation	134,787	18,597,910

Retail - Discretionary - 2.0%
Lithia Motors, Inc.	55,716	14,217,609

Energy - 5.0%
Oil & Gas Producers - 5.0%
Suncor Energy, Inc.	1,061,926	35,680,714

Financials - 17.2%
Asset Management - 7.3%
Affiliated Managers Group, Inc.	101,517	16,182,825
Ameriprise Financial, Inc.	105,025	36,009,922
		52,192,747
Insurance - 4.4%
Assurant, Inc.	127,789	16,279,040
Primerica, Inc.	77,403	14,856,732
		31,135,772
Specialty Finance - 5.5%
AerCap Holdings N.V. (a)	366,966	22,913,357
Air Lease Corporation	258,548	11,189,957
Bread Financial Holdings, Inc.	113,039	4,642,512
		38,745,826
Health Care - 12.9%
Health Care Facilities & Services - 12.9%
Centene Corporation (a)	387,279	26,489,884
Cigna Group (The)	111,588	32,594,855

LYRICAL U.S. VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.5% (Continued)	Shares	Value
Health Care - 12.9% (Continued)
Health Care Facilities & Services - 12.9% (Continued)
HCA Healthcare, Inc.	133,105	$ 32,404,412
		91,489,151
Industrials - 7.6%
Industrial Support Services - 7.6%
United Rentals, Inc.	115,024	53,892,195

Materials - 8.0%
Chemicals - 5.4%
Celanese Corporation	212,333	24,679,465
Univar Solutions, Inc. (a)	393,675	13,680,206
		38,359,671
Containers & Packaging - 2.6%
Berry Global Group, Inc.	300,937	18,688,187

Technology - 26.0%
Semiconductors - 5.3%
Broadcom, Inc.	63,437	37,699,975

Software - 5.1%
Concentrix Corporation	105,115	14,383,937
Gen Digital, Inc.	1,128,909	22,025,014
		36,408,951
Technology Hardware - 11.2%
Arrow Electronics, Inc. (a)	167,898	19,810,285
CommScope Holding Company, Inc. (a)	429,289	3,108,052
Flex Ltd. (a)	1,097,039	24,968,608
TD SYNNEX Corporation	127,080	12,265,761
Western Digital Corporation (a)	507,787	19,539,644
		79,692,350
Technology Services - 4.4%
Global Payments, Inc.	275,433	30,903,583

Utilities - 2.4%
Electric Utilities - 2.4%
NRG Energy, Inc.	523,966	17,180,845

Total Common Stocks (Cost $595,166,297)		$ 706,725,958

LYRICAL U.S. VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 0.8%	Shares	Value
Invesco Short-Term Investments Trust - Institutional Class, 4.50% (b) (Cost $6,088,373)	6,088,373	$ 6,088,373

Investments at Value - 100.3% (Cost $601,254,670)		$ 712,814,331

Liabilities in Excess of Other Assets - (0.3%)		(2,392,296)

Net Assets - 100.0%		$ 710,422,035

N.V.	- Naamloze Vennootschap
plc	- Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of February 28, 2023.

LYRICAL INTERNATIONAL VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS
February 28, 2023 (Unaudited)

COMMON STOCKS - 98.9%	Shares	Value
Canada - 11.5%
Fairfax Financial Holdings Ltd.	847	$ 592,142
Linamar Corporation	4,486	244,098
Suncor Energy, Inc.	16,121	541,666
		1,377,906
Finland - 1.7%
Konecranes OYJ	6,145	209,129

France - 14.1%
Bollore SE	99,578	556,384
Elis S.A.	16,076	288,397
Rexel S.A.	20,925	520,281
SPIE S.A.	12,015	329,502
		1,694,564
Germany - 1.1%
Auto1 Group SE (a)	16,613	126,255

Hong Kong - 4.1%
CK Hutchison Holdings Ltd.	82,507	492,656

Isle of Man - 3.8%
Entain plc	28,187	460,291

Japan - 25.1%
Air Water, Inc.	16,957	203,897
Hitachi Ltd.	10,262	519,506
ITOCHU Corporation	17,055	509,849
Kinden Corporation	15,010	168,552
Kyudenko Corporation	5,336	134,793
Nintendo Company Ltd. - ADR	51,210	477,789
SK Kaken Company Ltd.	83	25,584
Sony Group Corporation	5,720	478,346
Suzuki Motor Corporation	14,238	499,689
		3,018,005
Luxembourg - 1.7%
Ardagh Metal Packaging S.A.	43,022	207,366

Netherlands - 18.0%
AerCap Holdings N.V. (a)	8,811	550,159
CNH Industrial N.V.	33,828	554,666
Euronext N.V.	6,774	494,225
Exor N.V. (a)	6,796	560,915
		2,159,965
South Korea - 4.0%
Samsung Electronics Co. Ltd. - ADR	423	485,604

LYRICAL INTERNATIONAL VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.9% (Continued)	Shares	Value
Spain - 2.4%
Grupo Catalana Occidente S.A.	8,882	$ 290,093

Sweden - 1.2%
Intrum AB	10,522	138,118

United Kingdom - 10.2%
Ashtead Group plc	8,248	545,737
Babcock International Group plc (a)	38,777	153,089
Liberty Global plc - Series C (a)	24,536	521,390
		1,220,216

Total Common Stocks (Cost $11,978,543)		$ 11,880,168

MONEY MARKET FUNDS - 0.9%	Shares	Value
Invesco Short-Term Investments Trust - Institutional Class, 4.50% (b) (Cost $107,545)	107,545	$ 107,545

Investments at Value - 99.8% (Cost $12,086,088)		$ 11,987,713

Other Assets in Excess of Liabilities - 0.2%		19,706

Net Assets - 100.0%		$ 12,007,419

AB	- Aktiebolag
ADR	- American Depositary Receipt
N.V.	- Naamloze Vennootschap
OYJ	- Julkinen Osakeyhtio
plc	- Public Limited Company
S.A.	- Societe Anonyme
SE	- Societe Europaea

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of February 28, 2023.

LYRICAL INTERNATIONAL VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
February 28, 2023 (Unaudited)

Common Stocks by Sector/Industry	% of Net Assets
Communications - 10.0%
Cable & Satellite	4.3%
Entertainment Content	4.6%
Internet Media & Services	1.1%
Consumer Discretionary - 10.0%
Automotive	6.2%
Leisure Facilities & Services	3.8%
Consumer Staples - 8.4%
Retail - Consumer Staples	4.1%
Wholesale - Consumer Staples	4.3%
Energy - 4.5%
Oil & Gas Producers	4.5%
Financials - 21.9%
Asset Management	4.7%
Institutional Financial Services	4.1%
Insurance	7.4%
Specialty Finance	5.7%
Industrials - 28.5%
Commercial Support Services	2.4%
Diversified Industrials	4.3%
Engineering & Construction	5.3%
Industrial Support Services	8.9%
Machinery	6.3%
Transportation & Logistics	1.3%
Materials - 3.6%
Chemicals	1.9%
Containers & Packaging	1.7%
Technology - 12.0%
Technology Hardware	12.0%
98.9%